Offerings	Oct. 14, 2025 USD ($)
Offering: 1
Offering:
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Offering: 2
Offering:
Security Type	Other
Security Class Title	Warrants
Offering: 3
Offering:
Security Type	Other
Security Class Title	Rights
Offering: 4
Offering:
Security Type	Other
Security Class Title	Units
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 15,838,136.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,187.25
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The Registrant previously registered the offer and sale of certain securities, including its ordinary shares, par value $0.01 per share, warrants, units and subscription rights to purchase ordinary shares, having a proposed maximum aggregate offering price of $500,000,000 pursuant to Registration Statement on Form F-3 (Registration No. 333-286098), which was filed on March 25, 2025 and declared effective by the SEC on April 2, 2025 (the “Prior Registration Statement”). As of the date hereof, a balance of $79,190,683.00 securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, the Registrant is hereby registering the offer and sale of an additional $15,838,136.00 of securities available for issuance under the Prior Registration Statement. The additional amount of securities that is being registered for offer and sale represents no more than 20% of the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement.